Income Taxes (Reconciliation of Statutory Tax Rate and Effective Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of Effective Income Tax Rate [Line Items]
Statutory tax rate	31.50%	31.50%	31.50%
Non-deductible expenses	0.10%	0.30%	0.70%
Income tax credits	(1.20%)	(1.70%)	(1.60%)
Change in statutory tax rate and law	(0.10%)	(0.40%)	(0.30%)
Change in valuation allowances (other than the reversal of valuation allowance in U.S. and Japan national tax below)	(5.00%)	(8.10%)	2.30%
The reversal of valuation allowances in the U.S.	(5.50%)		(15.30%)
The reversal of valuation allowances relating to the national tax of Sony Group Corporation and its national tax filing group in Japan	(18.00%)
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	0.70%	0.20%	(0.10%)
Lower tax rate applied to life and non-life insurance business in Japan	(0.40%)	(0.60%)	(0.50%)
Foreign income tax differential	(5.00%)	(2.40%)	(6.40%)
Adjustments to tax reserves	(0.30%)	0.90%	(0.30%)
The remeasurement gain for the equity interest in EMI			(2.40%)
Japan controlled foreign company taxation	2.50%	5.30%	0.00%
Other	0.80%	(2.80%)	(3.10%)
Effective income tax rate	0.10%	22.20%	4.50%